CAPITAL AND RESERVES (Detail)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 02, 2022	Dec. 31, 2021 USD ($)	Jun. 30, 2021	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Issued capital	$ 70,317,122	€ 65,766,108		$ 74,046,000		$ 274,126,000
EUR to USD
Disclosure of classes of share capital [line items]
Closing rates	1.047414	1.047414	1.0692	1.131610	1.092998	1.227100